UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D. C. 20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: 06/30/00

Check here if Amendment  [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	William A. Womack
Address:	1667 Lelia Drive, Suite 101
		Jackson, MS 39216

13F File Number: 	28-7122

The institutional investment manager filing this report and the person
By whom it is signed hereby represent that the person signing the report Is authorized to submit it, that all information contained herein is true, Correct and complete, and that it is understood that all required items, Statements, schedules, lists, and tables, are considered integral parts of This form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		William A. Womack
Title:		President
Phone:		601-965-0111
Signature, Place, Date of Signing:
		William A. Womack 		Jackson, MS		August 9, 2000

Report Type (Check only one.):
[X]	13F Holdings Report.
[   ]	13F Notice.
[   ]	13F Combination Report.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

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	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	40

Form 13F Information Table Entry Total:	$18,531,000

List of Other Included Managers:		None

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INFORMATION TABLE

Name of	Title	Cusip		Fair		Shares		Invt	Sole
Issuer		of	Number	Market		of Prin		Discr	Authority
		Class			Value		Amount

Abercrombie	Com	002896207	488000.00	40000		sole	40000
Acxiom	Com	005125109	1363000.00	50000		sole	50000
AirTran	Com	00949P108	352000.00	84500		sole	84500
Ann Taylor	Com	036115103	421000.00	12700		sole	12700
ATS Medical	Com	002083103	673000.00	46000		sole	46000
C Cor.net	Com	125010108	729000.00	27000		sole	27000
CBRL Group	Com	12489V106	544000.00	37000		sole	37000
CenturyTel	Com	156700106	748000.00	26000		sole	26000
Concord Cam	Com	206156101	689000.00	33000		sole	33000
Dave & Bus	Com	23833N104	221000.00	35300		sole	35300
Dense Pac	Com	248719304	105000.00	10000		sole	10000
Dycom		Com	267475101	115000.00	2500		sole	2500
Fortel		Com	349550103	196000.00	74400		sole	74400
Global Tele	Com	37936U104	482000.00	40000		sole	40000
Health Mgmt	Com	421933102	522000.00	40000		sole	40000
Hibernia	Com	428656102	512000.00	47000		sole	47000
Hollywood	Com	436141105	276000.00	35000		sole	35000
Humana	Com	444859102	98000.00	20000		sole	20000
Independent	Com	45384X108	748000.00	90000		sole	90000
Ingram Micro	Com	457153104	488000.00	28000		sole	28000
Intrusion.com	Com	46121E106	532000.00	47000		sole	47000
IXL Enter	Com	450718101	580000.00	40000		sole	40000
Jakks Pac	Com	47012E106	295000.00	20000		sole	20000
Luminex	Com	55027E102	541000.00	13000		sole	13000
McDermott	Com	580037109	661000.00	75000		sole	75000
Nova Corp	Com	669784100	559000.00	20000		sole	20000
Premiere Tech	Com	69366M104	146000.00	45000		sole	45000
Regions Fin	Com	758940100	437000.00	22000		sole	22000
Sandisk	Com	80004C101	122000.00	2000		sole	2000
Sola Intl	Com	834092108	159000.00	32500		sole	32500
Stein-Mart	Com	858375108	456000.00	44500		sole	44500
Superior En	Com	868157108	311000.00	30000		sole	30000
Tenfold	Com	88033A103	339000.00	20600		sole	20600
Terex		Com	880779103	453000.00	30200		sole	30200
The Buckle	Com	118440106	222000.00	18900		sole	18900
Vitech Am	Com	928489103	330000.00	60000		sole	60000
Weatherford	Com	947074100	808000.00	20000		sole	20000
Wit Capital	Com	977383108	552000.00	51400		sole	51400
World Access	Com	98141A101	387000.00	35000		sole	35000
Zixit 		Com	98974P100	875000.00	19000		sole	19000

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